Summary of Significant Accounting Policies - Detail Information of Subsidiaries (Parenthetical) (Detail) $ in Billions	Dec. 31, 2018 USD ($)
TSMC Nanjing Company Limited [member]
Disclosure of subsidiaries [line items]
Investment in subsidiaries	$ 3